Form N-CSR Cover	6 Months Ended
Jun. 30, 2024
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	LORD ABBETT MID CAP STOCK FUND INC
Entity Central Index Key	0000716788
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024